Fair Value Measurements	12 Months Ended
Aug. 02, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
We categorize financial assets and liabilities based on the following fair value hierarchy:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with observable market data.

•	Level 3: Unobservable inputs, which are valued based on our estimates of assumptions that market participants would use in pricing the asset or liability.
Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. When available, we use unadjusted quoted market prices to measure the fair value and classifies such items as Level 1. If quoted market prices are not available, we base fair value upon internally developed models that use current market-based or independently sourced market parameters such as interest rates and currency rates. Included in the fair value of derivative instruments is an adjustment for credit and nonperformance risk.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents our financial assets and liabilities that are measured at fair value on a recurring basis as of August 2, 2015, and August 3, 2014, consistent with the fair value hierarchy:

	Fair Value as of August 2, 2015	Fair Value Measurements at August 2, 2015 Using Fair Value Hierarchy			Fair Value as of August 3, 2014	Fair Value Measurements at August 3, 2014 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Forward starting interest rate swaps(1)	$—	$—	$—	$—	$11	$—	$11	$—
Foreign exchange forward contracts(2)	12	—	12	—	2	—	2	—
Commodity derivative contracts(3)	1	1	—	—	2	1	1	—
Cross-currency swap contracts(4)	40	—	40	—	—	—	—	—
Deferred compensation derivative contracts(5)	1	—	1	—	—	—	—	—
Total assets at fair value	$54	$1	$53	$—	$15	$1	$14	$—

	Fair Value as of August 2, 2015	Fair Value Measurements at August 2, 2015 Using Fair Value Hierarchy			Fair Value as of August 3, 2014	Fair Value Measurements at August 3, 2014 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Liabilities
Forward starting interest rate swaps(1)	$8	$—	$8	$—	$—	$—	$—	$—
Foreign exchange forward contracts(2)	2	—	2	—	3	—	3	—
Commodity derivative contracts(3)	10	10	—	—	11	11	—	—
Cross-currency swap contracts(4)	—	—	—	—	6	—	6	—
Deferred compensation derivative contracts(5)	—	—	—	—	3	—	3	—
Deferred compensation obligation(6)	120	120	—	—	123	123	—	—
Total liabilities at fair value	$140	$130	$10	$—	$146	$134	$12	$—
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(1)	Based on LIBOR swap rates.

(2)	Based on observable market transactions of spot currency rates and forward rates.

(3)	Based on quoted futures exchanges and on observable prices of futures and options transactions in the marketplace.

(4)	Based on observable local benchmarks for currency and interest rates.

(5)	Based on LIBOR and equity index swap rates.

(6)	Based on the fair value of the participants’ investments.
Items Measured at Fair Value on a Nonrecurring Basis
In addition to assets and liabilities that are measured at fair value on a recurring basis, we are also required to measure certain items at fair value on a nonrecurring basis.
In the fourth quarter of 2015, as part of our annual review of intangible assets, we recognized an impairment charge of $6 on minor trademarks used in the Global Biscuits and Snacks segment. See also Note 6. The carrying value was $9 as of August 2, 2015. Fair value was determined based on unobservable Level 3 inputs. Fair value was determined based on discounted cash flow analysis that include significant management assumptions such as revenue growth rates, weighted average cost of capital, and assumed royalty rates.
In the second quarter of 2014, we recognized an impairment charge of $11 on plant assets associated with the initiative to restructure manufacturing and streamline operations for our soup and broth business in China. See also Note 8. The carrying value was reduced to estimated fair value based on expected proceeds. The carrying value was not material.
On October 28, 2013, we completed the sale of our European simple meals business. The assets and liabilities of the European business have been reflected in assets and liabilities held for sale in the Consolidated Balance Sheet as of July 28, 2013. We reflected the results of the business as discontinued operations in the Consolidated Statements of Earnings.
In the fourth quarter of 2013, as part of our annual review of intangible assets, an impairment charge of $360 was recorded on goodwill for the simple meals business in Europe to reduce the carrying value to the implied fair value of $110. The impairment was attributable to a combination of factors, including the existence of a firm offer to purchase the business; a revised future outlook for the business, with reduced expectations for future sales and discounted cash flows, given the economic uncertainty in the region; future investments required to maintain performance; and management's assumptions on the weighted average cost of capital. Fair value was determined based on discounted cash flow analyses, which are unobservable Level 3 inputs, and taking into account the firm offer. The discounted estimates of future cash flows include significant management assumptions such as revenue growth rates, operating margins, weighted average cost of capital, and future economic and market conditions.
In the fourth quarter of 2013, as part of our annual review of intangible assets, an impairment charge of $36 was recognized on trademarks used in the European simple meals business. See also Note 6. Fair value was determined based on unobservable Level 3 inputs. Fair value was determined based on discounted cash flow analysis that include significant management assumptions such as revenue growth rates, weighted average costs of capital, and assumed royalty rates.
The following table presents our fair value measurements of intangible assets that were recognized in the year ended July 28,
2013:

	2013
Intangible assets	Impairment	Fair Value
Blå Band	$1	$19
Heisse Tasse	$4	$6
Isomitta	$8	$4
Royco	$23	$53

In 2013, we also recognized $99 of accelerated depreciation/asset impairment on plant assets associated with the 2013 restructuring initiatives described in Note 8. The carrying value of assets was reduced to estimated fair value based on expected proceeds. The carrying value was $29 at July 28, 2013.
Fair Value of Financial Instruments
The carrying values of cash and cash equivalents, accounts receivable, accounts payable and short-term borrowings, excluding the current portion of long-term debt, approximate fair value.
Cash equivalents of $39 at August 2, 2015, and $46 at August 3, 2014, represent fair value as these highly liquid investments have an original maturity of three months or less. Fair value of cash equivalents is based on Level 2 inputs.
The fair value of long-term debt, including the current portion of long-term debt in Short-term borrowings, was $2,623 at August 2, 2015, and $2,647 at August 3, 2014. The carrying value was $2,552 at August 2, 2015, and $2,544 at August 3, 2014. The fair value of long-term debt is principally estimated using Level 2 inputs based on quoted market prices or pricing models using current market rates.